Taxes Payable and Accrued Taxes - Summary of Taxes Payable and Accrued Taxes (Detail) - CAD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of Detailed Information About Taxes Payable and Accrued Taxes [Abstract]
Payroll taxes payable	$ 3.0	$ 4.3
Sales taxes payable	1.6	0.0
Carbon tax accrual	23.4	8.4
Income taxes payable	2.1	1.7
Taxes Payable and Accrued Taxes Current	$ 30.1	$ 14.4